Fees Summary	Jun. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,440,000.00
Previously Paid Amount	0.00
Total Fee Amount	679.76
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 679.76
Narrative - Max Aggregate Offering Price	$ 4,440,000.00
Final Prospectus	true